INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details) - year	Dec. 31, 2019	Dec. 31, 2018
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	6.90%
Terminal Capitalization Rate	5.60%	5.60%
Investment Horizon (years)	12	12
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%	6.00%
Terminal Capitalization Rate	5.20%	5.40%
Investment Horizon (years)	10	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.80%	7.00%
Terminal Capitalization Rate	5.90%	6.20%
Investment Horizon (years)	10	10
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.60%
Terminal Capitalization Rate	4.10%
Investment Horizon (years)	11
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%	9.60%
Terminal Capitalization Rate	7.40%	7.70%
Investment Horizon (years)	10	6
Core retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.70%	7.10%
Terminal Capitalization Rate	5.40%	6.00%
Investment Horizon (years)	10	12
LP investments office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	10.00%	10.20%
Terminal Capitalization Rate	7.30%	7.00%
Investment Horizon (years)	7	6
Opportunistic retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.80%	8.90%
Terminal Capitalization Rate	7.30%	7.80%
Investment Horizon (years)	10	9
Mixed-Use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.60%	7.80%
Terminal Capitalization Rate	5.40%	5.40%
Investment Horizon (years)	10	10
Industrial
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%	9.30%
Terminal Capitalization Rate		8.30%
Investment Horizon (years)		10
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.10%	4.80%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.30%	6.30%
Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.60%	5.70%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%	5.60%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.50%	5.40%
Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		7.40%
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.90%	9.30%
Minimum | Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.20%
Maximum | Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.20%